Offerings	Nov. 13, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650.00
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Filing Fee Tables" table in the registrants' Registration Statement on Form F-3 (No. 333-283008), in accordance with Rules 456(b) and 457(r) under the Securities Act
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Offering Note	(1) Represents an indeterminate number of fully paid ordinary shares in the capital of the registrant, which we refer to as the Ordinary Shares, that may be issued from time to time upon conversion of the 5.618% Subordinated Notes due 2035. (2) Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Ordinary Shares underlying the notes because no additional consideration is to be received in connection with the exercise of the conversion privilege